Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Reconciliation Of Net Earnings (Loss) And Weighted Average Number Of Shares Outstanding

	December 31,
	2009	2010	2011
Net earnings used for purpose of computing basic earnings per common share	(107,522)	110,639	186,770
After-tax equivalent of interest expense on convertible subordinated notes	—	17,670	17,670

Net earnings used for purposes of computing diluted net earnings per common share	(107,522)	128,309	204,440

Basic weighted average number of shares outstanding during the year used for purpose of computing basic earnings per share (thousands)	51,627	52,435	55,210
Dilutive effect of stock options	—	282	570
Dilutive effect of convertible subordinated notes	—	8,777	8,902

Dilutive weighted average number of shares outstanding	51,627	61,494	64,682

Net earnings per share:
Basic net earnings from continuing operations	(2.08)	2.11	3.38
Diluted net earnings from continuing operations	(2.08)	2.09	3.16